Borrowings - Summary of Borrowings (Parenthetical) (Detail) ₩ in Millions	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Borrowings | ₩	₩ 6,648,293		₩ 6,683,662
Libor rate	2.808%	2.808%
Medium Term Note Programme [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 100,000,000
Medium Term Note Programme [member] | Top of range [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,000,000,000